Commitments and Contingencies	12 Months Ended
Dec. 31, 2022
Commitments And Contingencies Disclosure [Abstract]
Commitments and Contingencies

(10) Commitments and Contingencies

(a)
Restricted Cash

Restricted interest-bearing cash accounts were established by the Company as additional collateral for outstanding borrowings under certain of the Company’s debt facilities. Restricted cash at December 31, 2022 and 2021 consisted of the following:

	2022	2021
Trust accounts	$25,935	$16,289
Other restricted cash accounts	76,656	60,073
Total restricted cash	$102,591	$76,362

Trust accounts

The Company maintains certain interest-bearing bank accounts (“Trust Accounts”) pursuant to certain debt agreements for the deposits of net cash proceeds collected from leasing and containers disposition after certain expenses. The cash in the Trust Accounts can only be used to pay the Company’s debt, interest and other certain related expenses. After such payments, any remaining cash in the Trust Accounts is transferred to certain unrestricted bank accounts of the Company and is included in cash and cash equivalents on the consolidated balance sheets.

Other restricted cash accounts

The Company established certain interest-bearing bank accounts pursuant to certain debt agreements to maintain an amount equal to certain outstanding debt balances and a projected interest expense for a specified number of months.

(b)
Container Commitments

At December 31, 2022, the Company had commitments to purchase containers to be delivered subsequent to December 31, 2022 in the total amount of $3,800.

(c)
Legal Proceedings

The Company is the subject of, or party to, pending or threatened legal proceedings arising in the ordinary course of its business. Based upon information presently available, the Company does not expect any liability arising from these matters to have a material effect on the Company’s consolidated financial condition, results of operations or cash flows.

(d)
Distribution Expense to Managed Fleet Container Investors

The amounts distributed to the Container Investors are variable payments based upon the net operating income for each managed container (see Note 2 “Managed Container Fleet”). There are no future minimum lease payment obligations under the Company’s management agreements.